Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Revenue	$ 1,523,783	$ 823,004
Fuel, power and water purchased	393,225	220,233
Net revenue	1,130,558	602,771
Operating expenses	461,111	251,152
Administrative expenses	49,640	35,118
Depreciation and amortization	251,314	141,016
Gain on foreign exchange	323	(438)
Operating income	368,170	175,923
Interest expense	155,822	99,580
Interest, dividend, equity and other income	(9,238)	(7,964)
Other expenses (gain)	46,454	(12,022)
Earnings (loss) before income taxes	175,132	96,329
Property, plant and equipment	6,304,897	3,641,865
Equity-method investees	32,267	47,977
Total assets	8,397,408	6,143,856
Liberty Power Group
Revenue
Revenue	231,152	200,459
Fuel, power and water purchased	19,590	15,988
Net revenue	211,562	184,471
Operating expenses	66,851	54,616
Administrative expenses	15,992	14,961
Depreciation and amortization	79,183	60,436
Gain on foreign exchange	0	0
Operating income	49,536	54,458
Interest expense	36,646	16,359
Interest, dividend, equity and other income	(2,871)	41
Other expenses (gain)	1,713	(11,111)
Earnings (loss) before income taxes	14,048	49,169
Property, plant and equipment	2,246,869	1,828,656
Equity-method investees	29,710	43,958
Total assets	2,474,293	2,064,238
Capital expenditures	157,695	105,846
Liberty Utilities Group
Revenue
Revenue	1,292,631	622,545
Fuel, power and water purchased	373,635	204,245
Net revenue	918,996	418,300
Operating expenses	394,260	196,490
Administrative expenses	33,037	19,836
Depreciation and amortization	171,111	79,552
Gain on foreign exchange	0	0
Operating income	320,588	122,422
Interest expense	97,698	38,217
Interest, dividend, equity and other income	(4,208)	(3,999)
Other expenses (gain)	(2,948)	(8,701)
Earnings (loss) before income taxes	230,046	96,905
Property, plant and equipment	4,023,479	1,780,030
Equity-method investees	2,220	1,724
Total assets	5,819,440	4,013,580
Capital expenditures	407,408	206,009
Corporate
Revenue
Revenue	0	0
Fuel, power and water purchased	0	0
Net revenue	0	0
Operating expenses	0	46
Administrative expenses	611	321
Depreciation and amortization	1,020	1,028
Gain on foreign exchange	323	(438)
Operating income	(1,954)	(957)
Interest expense	21,478	45,004
Interest, dividend, equity and other income	(2,159)	(4,006)
Other expenses (gain)	47,689	7,790
Earnings (loss) before income taxes	(68,962)	(49,745)
Property, plant and equipment	34,549	33,179
Equity-method investees	337	2,295
Total assets	103,675	66,038
Capital expenditures	$ 0	$ 0